Schedule of Investments (unaudited)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Aurizon Holdings Ltd.	29,088	$67,408
BlueScope Steel Ltd.	4,824	48,578
Computershare Ltd.	7,128	115,388
Endeavour Group Ltd./Australia	15,840	72,504
Evolution Mining Ltd.	24,408	32,378
GPT Group (The)	31,536	87,152
IDP Education Ltd.	3,168	59,770
Medibank Pvt Ltd.	28,712	51,701
Mirvac Group	57,168	75,746
REA Group Ltd.	792	61,385
Rio Tinto Ltd.	8,640	490,317
Rio Tinto PLC	17,640	921,895
Sonic Healthcare Ltd.	5,472	114,559
South32 Ltd.	52,416	120,256
Stockland	26,568	61,215
Treasury Wine Estates Ltd.	8,496	70,404
Vicinity Ltd.	58,752	73,244
WiseTech Global Ltd.	1,757	64,979
		2,588,879
Austria — 0.0%
voestalpine AG	1,389	30,156

Belgium — 0.1%
D’ieteren Group	360	59,914
Proximus SADP	1,944	20,380
Sofina SA	216	42,120
		122,414
Brazil — 0.7%
BB Seguridade Participacoes SA	15,192	87,320
Cia. de Saneamento Basico do Estado de Sao Paulo	5,184	60,315
Petroleo Brasileiro SA	75,240	484,461
Telefonica Brasil SA.	11,981	95,815
Tim SA	13,752	35,142
Yara International ASA	1,368	61,056
		824,109
Canada — 4.6%
Alimentation Couche-Tard Inc.	17,352	776,946
ARC Resources Ltd.	8,640	121,639
Bausch Health Companies Inc.(a)	4,392	28,563
CAE Inc.(a)	3,960	75,575
Canadian Tire Corp. Ltd., Class A, NVS	792	88,766
CCL Industries Inc., Class B, NVS	2,088	98,089
CGI Inc.(a)	5,256	423,381
Constellation Software Inc./Canada	396	572,596
George Weston Ltd.	1,589	174,897
Gildan Activewear Inc.	2,592	81,793
iA Financial Corp. Inc.	1,368	76,135
IGM Financial Inc.	2,880	77,097
Imperial Oil Ltd.	5,605	304,904
Loblaw Companies Ltd.	3,456	283,157
Lundin Mining Corp.	8,496	44,527
Magna International Inc.	6,768	377,162
Nutrien Ltd.	11,304	955,117
Saputo Inc.	3,240	78,863
TFI International Inc.	1,080	98,309
Tourmaline Oil Corp.	3,888	219,065
West Fraser Timber Co. Ltd.	864	64,872
Security	Shares	Value

Canada (continued)
WSP Global Inc.	1,584	$194,682
		5,216,135
Chile — 0.0%
Cencosud SA	37,224	50,105

China — 6.6%
360 DigiTech Inc.	1,512	15,362
Agricultural Bank of China Ltd., Class A	144,000	54,203
Anhui Gujing Distillery Co. Ltd., Class B	7,200	84,925
Autohome Inc., ADR	1,080	28,210
Bank of China Ltd., Class A	57,600	23,641
Bank of China Ltd., Class H	1,584,000	510,170
Bank of Communications Co. Ltd., Class A	57,600	34,963
Bank of Communications Co. Ltd., Class H	216,000	105,390
Baoshan Iron & Steel Co. Ltd., Class A	57,600	37,835
BOC Aviation Ltd.(b)	7,200	48,182
Bosideng International Holdings Ltd.	144,000	62,195
CGN Power Co. Ltd., Class H(b)	288,000	58,339
China CITIC Bank Corp. Ltd., Class H	216,000	81,423
China Coal Energy Co. Ltd., Class H	72,000	52,949
China Conch Venture Holdings Ltd.	36,000	53,096
China Construction Bank Corp., Class H	2,016,000	1,069,867
China Everbright Bank Co. Ltd., Class A	136,800	50,767
China Everbright Environment Group Ltd.	72,000	23,951
China Gas Holdings Ltd.	71,600	63,544
China Hongqiao Group Ltd.	72,000	50,958
China Longyuan Power Group Corp. Ltd., Class H	72,000	82,272
China National Building Material Co. Ltd., Class H	74,000	42,969
China Oilfield Services Ltd., Class H	44,000	49,532
China Overseas Land & Investment Ltd.	72,000	137,586
China Petroleum & Chemical Corp., Class A	72,000	40,016
China Petroleum & Chemical Corp., Class H	576,000	228,284
China Power International Development Ltd.	72,000	20,807
China Railway Group Ltd., Class A	36,000	24,511
China Railway Group Ltd., Class H	72,000	31,307
China Renewable Energy Investment Ltd.(c)	659	—
China Resources Gas Group Ltd.	22,000	56,346
China Shenhua Energy Co. Ltd., Class A	14,400	54,954
China Shenhua Energy Co. Ltd., Class H	72,000	189,134
China Taiping Insurance Holdings Co. Ltd.	72,000	49,863
China Tower Corp. Ltd., Class H(b)	1,152,000	104,227
China United Network Communications Ltd., Class A	86,400	39,615
CITIC Ltd.	144,000	128,858
CRRC Corp. Ltd., Class A	72,000	46,649
CRRC Corp. Ltd., Class H	152,000	46,087
CSPC Pharmaceutical Group Ltd.	288,000	295,822
Daqo New Energy Corp., ADR(a)	713	31,365
Dongfeng Motor Group Co. Ltd., Class H	144,000	65,146
ENN Energy Holdings Ltd.	21,600	214,748
Fosun International Ltd.	108,000	65,999
GF Securities Co. Ltd., Class H	43,200	43,952
Guangdong Investment Ltd.	144,000	90,789
Hopson Development Holdings Ltd.	17,187	13,794
Huizhou Desay Sv Automotive Co. Ltd., Class A	800	11,303
Industrial & Commercial Bank of China Ltd., Class A	79,200	44,846
Industrial & Commercial Bank of China Ltd., Class H	1,152,000	500,158
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,800	40,752
Jiumaojiu International Holdings Ltd.(b)	9,000	14,145
Jizhong Energy Resources Co. Ltd.	2,500	2,069
Kingboard Holdings Ltd.	21,000	51,842

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kingboard Laminates Holdings Ltd.	36,000	$28,760
Kunlun Energy Co. Ltd.	144,000	86,064
Lenovo Group Ltd.	144,000	115,086
Lufax Holding Ltd., ADR	18,648	29,650
New Oriental Education & Technology Group Inc.(a)	18,200	42,618
PetroChina Co. Ltd., Class H	432,000	165,252
PICC Property & Casualty Co. Ltd., Class H	144,000	132,813
Shaanxi Coal Industry Co. Ltd., Class A	21,600	58,400
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	57,600	79,360
Shanghai Baosight Software Co. Ltd., Class B	20,880	62,978
Shenzhen International Holdings Ltd.	72,000	48,432
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,000	3,382
Sinopharm Group Co. Ltd., Class H	28,800	54,637
Sinotrans Ltd., Class A	21,600	10,465
Sinotruk Hong Kong Ltd.	36,000	32,094
Tongcheng Travel Holdings Ltd.(a)	28,800	44,955
Uni-President China Holdings Ltd.	72,000	53,173
Vipshop Holdings Ltd., ADR(a)	6,048	42,155
Want Want China Holdings Ltd.	144,000	94,591
Wharf Holdings Ltd. (The)	33,000	94,495
Xtep International Holdings Ltd.	36,000	32,997
Yankuang Energy Group Co. Ltd., Class H	32,000	89,968
Yuexiu Property Co. Ltd.	81,800	69,804
Yum China Holdings Inc.	10,368	428,717
Zhaojin Mining Industry Co. Ltd., Class H(a)	14,000	11,535
Zhuzhou Kibing Group Co. Ltd., Class A	7,200	7,716
ZTO Express Cayman Inc., ADR	10,080	170,251
		7,460,065
Denmark — 0.3%
AP Moller - Maersk A/S, Class A	72	144,049
Demant A/S(a)	1,368	37,356
Pandora A/S	1,283	67,490
Rockwool A/S, Class B	263	52,378
		301,273
Finland — 0.1%
Orion OYJ, Class B	1,512	69,580

France — 1.6%
Arkema SA	792	62,677
BioMerieux	576	50,964
Bollore SE	13,896	69,501
Bouygues SA	2,160	61,627
Carrefour SA	6,984	112,411
Cie. de Saint-Gobain	9,648	394,419
Cie. Generale des Etablissements Michelin SCA	13,320	339,447
Covivio	936	50,115
Dassault Aviation SA	432	64,160
Eiffage SA	368	33,275
Eurazeo SE	1,008	57,522
Gecina SA	720	64,191
Ipsen SA	504	51,795
Klepierre SA	2,574	51,733
La Francaise des Jeux SAEM(b)	1,728	56,313
Publicis Groupe SA	2,730	152,892
Valeo	2,467	40,639
Vivendi SE	7,584	62,075
		1,775,756
Security	Shares	Value

Germany — 0.6%
Brenntag SE	1,656	$100,480
Continental AG	2,633	136,378
GEA Group AG	2,664	93,119
KION Group AG	1,080	23,944
Nemetschek SE	1,080	51,491
Rheinmetall AG	504	81,926
Telefonica Deutschland Holding AG	19,368	42,201
United Internet AG, Registered(d)	1,872	34,993
Volkswagen AG	576	98,457
		662,989
Greece — 0.1%
FF Group(a)(c)	165	2
Hellenic Telecommunications Organization SA	5,552	87,191
		87,193
Hong Kong — 1.0%
Chow Tai Fook Jewellery Group Ltd.	43,200	73,962
CK Asset Holdings Ltd.	48,500	268,136
CK Hutchison Holdings Ltd.	61,000	303,648
Henderson Land Development Co. Ltd.	15,000	36,724
Jardine Matheson Holdings Ltd.	3,800	175,058
Power Assets Holdings Ltd.	22,000	105,194
Swire Properties Ltd.	57,600	110,702
WH Group Ltd.(b)	108,000	54,541
		1,127,965
India — 3.4%
Adani Enterprises Ltd.	5,400	218,556
Adani Total Gas Ltd.	6,573	286,062
Adani Transmission Ltd.(a)	5,616	227,422
Ambuja Cements Ltd.	9,720	62,635
Balkrishna Industries Ltd.	1,584	37,602
Bharat Electronics Ltd.	55,728	71,918
Cipla Ltd.	10,296	145,266
Container Corp. of India Ltd.	7,416	71,573
Dr. Reddy’s Laboratories Ltd.	2,520	135,643
Eicher Motors Ltd.	1,881	87,642
GAIL India Ltd.	64,152	70,715
Havells India Ltd.	3,888	57,206
HCL Technologies Ltd.	22,032	277,353
Hero MotoCorp Ltd.	1,800	58,263
Hindalco Industries Ltd.	27,072	132,628
ITC Ltd.	70,782	298,440
Larsen & Toubro Infotech Ltd.(b)	792	45,372
Marico Ltd.	10,872	68,974
NTPC Ltd.	90,144	188,701
Oil & Natural Gas Corp. Ltd.	45,000	72,692
Page Industries Ltd.	72	43,314
Power Grid Corp. of India Ltd.	60,264	166,273
Shree Cement Ltd.	288	79,195
Shriram Transport Finance Co. Ltd.	2,986	44,407
Siemens Ltd.	1,800	63,683
SRF Ltd.	2,160	66,851
Sun Pharmaceutical Industries Ltd.	23,760	291,933
Tata Elxsi Ltd.	504	42,601
Tata Steel Ltd.	137,016	168,052
Tech Mahindra Ltd.	12,168	156,491
United Spirits Ltd.(a)	6,120	66,302
Vedanta Ltd.	16,344	55,383
		3,859,148

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	223,200	$56,942
Indah Kiat Pulp & Paper Tbk PT	50,400	31,014
Indofood Sukses Makmur Tbk PT	144,000	59,582
United Tractors Tbk PT	28,800	59,574
		207,112
Ireland — 0.4%
James Hardie Industries PLC	5,544	121,042
Seagate Technology Holdings PLC	2,376	117,992
STERIS PLC	1,224	211,238
		450,272
Israel — 0.1%
Tower Semiconductor Ltd.(a)	1,512	64,617

Italy — 0.2%
DiaSorin SpA	360	47,065
Moncler SpA	2,088	90,085
Recordati Industria Chimica e Farmaceutica SpA	1,656	62,218
		199,368
Japan — 4.9%
AGC Inc.	3,800	119,073
Azbil Corp.	2,400	65,222
Bridgestone Corp.	7,200	260,398
Canon Inc.	21,600	457,866
Dai Nippon Printing Co. Ltd.	7,200	144,221
Daito Trust Construction Co. Ltd.	1,200	118,829
Fuji Electric Co. Ltd.	1,500	57,997
FUJIFILM Holdings Corp.	7,200	329,399
Fujitsu Ltd.	3,900	448,728
Hakuhodo DY Holdings Inc.	7,200	60,665
Inpex Corp.	12,400	125,146
Isuzu Motors Ltd.	7,200	84,670
Kajima Corp.	7,200	67,775
Kyowa Kirin Co. Ltd.	7,200	169,572
Marubeni Corp.	28,800	252,113
Mazda Motor Corp.	7,200	48,477
MEIJI Holdings Co. Ltd.	2,000	82,298
MISUMI Group Inc.	7,200	153,356
NEC Corp.	5,900	195,295
Nippon Telegraph & Telephone Corp.	21,600	595,743
NTT Data Corp.	14,400	208,568
Ono Pharmaceutical Co. Ltd.	4,300	101,194
Otsuka Holdings Co. Ltd.	8,300	266,052
Ricoh Co. Ltd.	7,200	52,760
Rohm Co. Ltd.	1,000	70,265
Seiko Epson Corp.	7,200	97,748
Sekisui House Ltd.	14,400	239,080
Sumitomo Electric Industries Ltd.	14,400	150,485
Tokyo Gas Co. Ltd.	7,200	128,675
Tosoh Corp.	7,200	78,332
Toyota Tsusho Corp.	7,200	241,674
USS Co. Ltd.	2,600	39,231
		5,510,907
Kuwait — 0.1%
Mobile Telecommunications Co. KSCP	47,592	91,989

Malaysia — 0.1%
Petronas Gas Bhd	21,600	78,122
Telekom Malaysia Bhd	36,000	42,340
		120,462
Security	Shares	Value

Mexico — 0.1%
Grupo Financiero Inbursa SAB de CV, Class O(a)	50,400	$93,026

Netherlands — 2.2%
Aegon NV	21,240	98,323
AerCap Holdings NV(a)	1,584	84,602
ASM International NV	576	127,423
Heineken Holding NV	2,016	137,560
IMCD NV	720	93,380
JDE Peet’s NV	2,088	59,769
Koninklijke Ahold Delhaize NV	25,200	702,784
Koninklijke KPN NV	38,327	107,205
Koninklijke Philips NV	12,528	158,916
NN Group NV	3,240	137,190
Randstad NV	1,728	86,122
Wolters Kluwer NV	6,264	665,603
		2,458,877
Norway — 0.2%
Kongsberg Gruppen ASA	1,368	49,057
Norsk Hydro ASA	27,567	174,949
		224,006
Philippines — 0.1%
PLDT Inc.	2,160	60,912

Poland — 0.0%
Cyfrowy Polsat SA	6,984	26,149

Qatar — 0.2%
Barwa Real Estate Co.	42,173	38,981
Industries Qatar QSC	26,928	115,470
Ooredoo QPSC	12,620	33,514
Qatar Electricity & Water Co. QSC	7,848	39,483
		227,448
Russia — 0.0%
Alrosa PJSC(c)	59,760	10
PhosAgro PJSC(c)	1,025	—
PhosAgro PJSC, GDR(c)(d)	1	—
PhosAgro PJSC, New(c)	20	—
United Co. RUSAL International PJSC(a)(c)	70,560	11
		21
Saudi Arabia — 1.0%
Advanced Petrochemical Co.	2,927	34,450
Almarai Co. JSC	6,840	102,430
Arab National Bank	14,112	121,177
Bank AlBilad(a)	6,768	91,398
Banque Saudi Fransi	11,880	136,560
Dr Sulaiman Al Habib Medical Services Group Co.	1,800	108,581
Etihad Etisalat Co.	7,416	72,199
Reinet Investments SCA	2,448	39,333
Riyad Bank	31,896	304,843
Saudi Investment Bank (The)	9,360	45,152
Saudi Research & Media Group(a)	504	26,998
Yanbu National Petrochemical Co.	6,336	75,334
		1,158,455
Singapore — 0.2%
Singapore Exchange Ltd.	15,800	93,957
Venture Corp. Ltd.	7,200	81,024
Wilmar International Ltd.	36,000	98,624
		273,605

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa — 0.2%
Aspen Pharmacare Holdings Ltd.	5,256	$43,235
Exxaro Resources Ltd.	3,528	39,313
Kumba Iron Ore Ltd.	1,728	32,508
Mr. Price Group Ltd.	3,744	36,035
Nedbank Group Ltd.	6,408	75,897
Remgro Ltd.	6,333	47,134
		274,122
South Korea — 1.2%
Coway Co. Ltd.	1,152	44,670
DB Insurance Co. Ltd.	1,080	42,623
F&F Co. Ltd./New	360	36,680
Hankook Tire & Technology Co. Ltd.	1,944	49,794
Hanmi Pharm Co. Ltd.	288	51,095
Hyundai Engineering & Construction Co. Ltd.	1,944	47,526
Kia Corp.	5,472	254,288
Korea Zinc Co. Ltd.	144	64,577
KT&G Corp.	2,952	198,261
LG Corp.	2,160	119,908
LG Innotek Co. Ltd.	216	44,812
POSCO Holdings Inc.	1,440	250,979
Samsung Electro-Mechanics Co. Ltd.	1,296	109,760
Woori Financial Group Inc.	10,440	86,151
		1,401,124
Spain — 0.1%
Acciona SA	432	77,787
Red Electrica Corp. SA	2,260	36,557
		114,344
Sweden — 0.4%
Getinge AB, Class B	3,024	61,366
Husqvarna AB, Class B	6,336	37,618
Investment AB Latour, Class B	2,376	40,136
Investor AB, Class A	9,720	165,286
Sagax AB, Class B	3,240	59,704
Volvo AB, Class A	4,320	73,793
		437,903
Switzerland — 1.8%
EMS-Chemie Holding AG, Registered	144	90,546
Roche Holding AG, Bearer	504	204,569
Schindler Holding AG, Registered	432	68,006
Sonova Holding AG, Registered	1,285	303,727
Swatch Group AG (The), Bearer	360	80,895
Swisscom AG, Registered	504	248,870
TE Connectivity Ltd.	7,632	932,859
VAT Group AG(b)	360	82,188
		2,011,660
Taiwan — 0.6%
Compal Electronics Inc.	72,000	47,093
Far Eastern New Century Corp.	72,000	71,763
Innolux Corp.	130,320	47,792
Inventec Corp.	72,000	54,450
Lite-On Technology Corp.	72,000	142,577
Pegatron Corp.	42,000	76,779
Pou Chen Corp.	72,000	60,783
Shanghai Commercial & Savings Bank Ltd. (The)	72,000	103,630
Winbond Electronics Corp.	36,000	21,699
WPG Holdings Ltd.	72,000	98,032
		724,598
Security	Shares	Value

Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	28,800	$137,700

Turkey — 0.0%
Turkcell Iletisim Hizmetleri AS	39,888	55,055

United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	23,760	61,477
Abu Dhabi National Oil Co. for Distribution PJSC	60,768	74,682
Emaar Properties PJSC	53,064	87,596
Emirates Telecommunications Group Co. PJSC	18,360	129,035
		352,790
United Kingdom — 2.5%
3i Group PLC	11,646	155,106
abrdn PLC	9,673	17,626
Associated British Foods PLC	8,352	129,450
Auto Trader Group PLC(b)	11,520	68,956
Barratt Developments PLC	16,560	71,425
British Land Co. PLC (The)	10,536	44,197
BT Group PLC	142,416	212,233
Burberry Group PLC	4,320	90,016
Coca-Cola Europacific Partners PLC	4,896	230,357
Haleon PLC(a)	121,553	372,736
Halma PLC	4,680	113,487
Imperial Brands PLC	18,288	445,479
J Sainsbury PLC	28,296	63,074
JD Sports Fashion PLC	56,664	63,318
Kingfisher PLC	30,672	77,061
Land Securities Group PLC	8,429	55,116
Melrose Industries PLC	62,401	83,704
Pearson PLC	8,220	90,857
Persimmon PLC	4,680	70,031
Sage Group PLC (The)	13,032	108,618
Smiths Group PLC	5,256	94,148
Spirax-Sarco Engineering PLC	936	115,346
Taylor Wimpey PLC	42,644	45,848
		2,818,189
United States — 60.8%
A O Smith Corp.	1,512	82,827
Abiomed Inc.(a)	576	145,198
Advance Auto Parts Inc.	792	150,417
Aflac Inc.	12,600	820,386
Agilent Technologies Inc.	6,048	836,741
Akamai Technologies Inc.(a)	1,953	172,508
Albemarle Corp.	1,401	392,098
Alcoa Corp.	2,160	84,305
Allstate Corp. (The)	5,688	718,110
Ally Financial Inc.	3,960	109,138
AMERCO	198	113,888
American Financial Group Inc./OH	864	125,375
Ameriprise Financial Inc.	1,224	378,363
APA Corp.	4,104	186,568
Apple Inc.	16,056	2,462,027
Arch Capital Group Ltd.(a)	4,536	260,820
Archer-Daniels-Midland Co.	11,160	1,082,297
Arista Networks Inc.(a)	2,952	356,779
Arrow Electronics Inc.(a)	864	87,489
AvalonBay Communities Inc.	2,808	491,737
Bath & Body Works Inc.	2,880	96,134
Bentley Systems Inc., Class B	2,520	88,906
Best Buy Co. Inc.	2,448	167,468

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Biogen Inc.(a)	3,024	$857,123
Bio-Rad Laboratories Inc., Class A(a)	288	101,292
Bio-Techne Corp.	504	149,315
Booz Allen Hamilton Holding Corp.	1,582	172,201
BorgWarner Inc.	3,024	113,491
Brown & Brown Inc.	2,952	173,548
Bunge Ltd.	1,872	184,766
Cadence Design Systems Inc.(a)	3,384	512,304
Camden Property Trust	1,296	149,753
Capital One Financial Corp.	8,496	900,746
Carlisle Companies Inc.	691	165,011
Cboe Global Markets Inc.	1,271	158,239
CBRE Group Inc., Class A(a)	3,960	280,922
Celanese Corp.	1,296	124,572
CF Industries Holdings Inc.	2,520	267,775
CH Robinson Worldwide Inc.	1,584	154,788
Cincinnati Financial Corp.	1,872	193,415
Cisco Systems Inc.	60,624	2,754,148
Cognex Corp.	2,088	96,528
Cognizant Technology Solutions Corp., Class A	12,528	779,868
Constellation Energy Corp.	4,053	383,171
Cooper Companies Inc. (The)	576	157,473
Corning Inc.	19,203	617,761
Corteva Inc.	17,424	1,138,484
DaVita Inc.(a)	1,008	73,594
DENTSPLY SIRONA Inc.	2,448	75,447
Devon Energy Corp.	7,704	595,904
Discover Financial Services	3,384	353,493
Dover Corp.	1,656	216,423
DR Horton Inc.	4,032	309,980
Eastman Chemical Co.	1,542	118,441
Electronic Arts Inc.	5,688	716,460
Elevance Health Inc.	5,832	3,188,763
EOG Resources Inc.	13,968	1,906,911
EPAM Systems Inc.(a)	720	252,000
EQT Corp.	4,032	168,699
Equity Residential	7,272	458,281
Erie Indemnity Co., Class A, NVS	360	92,524
Essex Property Trust Inc.	792	176,014
Everest Re Group Ltd.	432	139,389
F5 Inc.(a)	771	110,184
FactSet Research Systems Inc.	504	214,447
Fair Isaac Corp.(a)	310	148,440
Fastenal Co.	6,840	330,577
Fidelity National Financial Inc.	3,312	130,427
First Citizens BancShares Inc./NC, Class A	144	118,385
FleetCor Technologies Inc.(a)	864	160,808
Fortinet Inc.(a)	13,896	794,295
Fortune Brands Home & Security Inc., NVS	1,512	91,204
Fox Corp., Class A, NVS	5,544	160,055
Franklin Resources Inc.	3,672	86,108
Gaming and Leisure Properties Inc.	3,057	153,217
Garmin Ltd.	1,872	164,811
Generac Holdings Inc.(a)	360	41,728
General Motors Co.	25,848	1,014,534
Genuine Parts Co.	1,728	307,342
Globe Life Inc.	1,152	133,079
Hartford Financial Services Group Inc. (The)	3,888	281,530
HCA Healthcare Inc.	4,968	1,080,391
HEICO Corp., Class A	1,296	164,981
Security	Shares	Value

United States (continued)
Henry Schein Inc.(a)	1,728	$118,299
Hess Corp.	3,352	472,900
Hewlett Packard Enterprise Co.	13,752	196,241
Hologic Inc.(a)	2,952	200,146
Howmet Aerospace Inc.	4,464	158,695
HP Inc.	25,056	692,047
Humana Inc.	3,024	1,687,634
Huntington Ingalls Industries Inc.	433	111,311
IDEX Corp.	864	192,076
Intel Corp.	64,368	1,829,982
International Paper Co.	4,320	145,195
Invesco Ltd.	4,104	62,873
Jack Henry & Associates Inc.	892	177,562
JB Hunt Transport Services Inc.	1,080	184,756
JM Smucker Co. (The)	1,440	216,950
Johnson Controls International PLC	14,040	812,074
Juniper Networks Inc.	4,032	123,379
Keysight Technologies Inc.(a)	2,160	376,164
Knight-Swift Transportation Holdings Inc.	2,016	96,828
Kroger Co. (The)	14,472	684,381
Laboratory Corp. of America Holdings	1,152	255,583
Lear Corp.	792	109,858
Lennar Corp., Class A	3,095	249,766
Lennox International Inc.	365	85,253
Liberty Global PLC, Class C, NVS(a)	5,256	92,821
Lincoln National Corp.	2,016	108,602
LKQ Corp.	3,312	184,280
Loews Corp.	2,304	131,374
LPL Financial Holdings Inc.	1,008	257,695
Marathon Oil Corp.	8,568	260,896
Masco Corp.	2,823	130,620
Masimo Corp.(a)	648	85,277
MetLife Inc.	14,080	1,030,797
Mettler-Toledo International Inc.(a)	288	364,300
Micron Technology Inc.	22,392	1,211,407
Microsoft Corp.	5,976	1,387,209
Mid-America Apartment Communities Inc.	1,440	226,728
Mohawk Industries Inc.(a)	936	88,686
Molina Healthcare Inc.(a)	747	268,068
Molson Coors Beverage Co., Class B	2,232	112,560
Monolithic Power Systems Inc.	504	171,083
Monster Beverage Corp.(a)	7,992	749,010
Mosaic Co. (The)	4,392	236,070
NetApp Inc.	2,592	179,548
Newell Brands Inc., NVS	4,752	65,625
Nordson Corp.	648	145,800
NRG Energy Inc.	2,808	124,675
Nucor Corp.	6,336	832,424
NVR Inc.(a)	37	156,797
Old Dominion Freight Line Inc.	1,224	336,110
ON Semiconductor Corp.(a)	5,328	327,299
Owens Corning	1,296	110,951
Packaging Corp. of America	1,152	138,482
Paychex Inc.	6,840	809,240
Pentair PLC	1,872	80,402
Principal Financial Group Inc.	3,024	266,505
Public Storage	764	236,649
PulteGroup Inc.	2,880	115,171
Qorvo Inc.(a)	1,368	117,757
Quanta Services Inc.	1,800	255,672

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Quest Diagnostics Inc.	1,440	$206,856
Raymond James Financial Inc.	2,427	286,726
Regency Centers Corp.	1,856	112,307
Regions Financial Corp.	11,016	241,801
ResMed Inc.	3,024	676,439
Robert Half International Inc.	1,296	99,092
Rollins Inc.	2,690	113,195
Skyworks Solutions Inc.	1,944	167,203
Snap-on Inc.	648	143,888
State Street Corp.	8,784	650,016
Steel Dynamics Inc.	2,160	203,148
Synchrony Financial	5,976	212,507
Synopsys Inc.(a)	3,672	1,074,244
T Rowe Price Group Inc.	5,400	573,264
Target Corp.	9,720	1,596,510
Teleflex Inc.	576	123,587
Teradyne Inc.	1,944	158,144
Texas Instruments Inc.	6,696	1,075,578
Texas Pacific Land Corp.	74	170,486
Textron Inc.	2,530	173,153
Tractor Supply Co.	1,368	300,645
Tradeweb Markets Inc., Class A	1,368	75,349
Trimble Inc.(a)	2,952	177,592
Tyson Foods Inc., Class A	7,056	482,278
UGI Corp.	2,448	86,488
Ulta Beauty Inc.(a)	648	271,752
United Rentals Inc.(a)	864	272,773
Universal Health Services Inc., Class B	864	100,112
Valero Energy Corp.	8,604	1,080,232
W R Berkley Corp.	2,592	192,793
Walgreens Boots Alliance Inc.	14,832	541,368
Waters Corp.(a)	720	215,402
Webster Financial Corp.	2,304	125,015
West Pharmaceutical Services Inc.	864	198,806
Western Digital Corp.(a)	3,744	128,681
Western Union Co. (The)	4,486	60,606
Westlake Corp.	792	76,547
Westrock Co.	3,168	107,902
Weyerhaeuser Co.	15,264	472,116
Whirlpool Corp.	648	89,580
WW Grainger Inc.	576	336,586
Security	Shares	Value

United States (continued)
Zebra Technologies Corp., Class A(a)	648	$183,527
		68,795,976

Total Common Stocks — 99.4%
(Cost: $116,710,154)		112,466,454

Preferred Stocks

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, NVS	3,672	205,163

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	145,100	23

Total Preferred Stocks — 0.2%
(Cost: $396,065)		205,186

Total Long-Term Investments — 99.6%
(Cost: $117,106,219)		112,671,640

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	170,000	170,000

Total Short-Term Securities — 0.2%
(Cost: $170,000)		170,000

Total Investments — 99.8%
(Cost: $117,276,219)		112,841,640

Other Assets Less Liabilities — 0.2%		239,476

Net Assets—100.0%		$113,081,116

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$534,925	$—	$(534,659	)(b)	$(238)	$(28)	$—	—	$359	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(20,000	)(b)	—	—	170,000	170,000	852		—
					$(238)	$(28)	$170,000		$1,211		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	12/16/22	$88	$4,598
MSCI Emerging Markets Index	1	12/16/22	43	(1,098)
S&P 500 E-Mini Index	1	12/16/22	194	(5,680)
				$(2,180)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$77,495,333	$34,971,098	$23	$112,466,454
Preferred Stocks	—	205,163	23	205,186
Money Market Funds	170,000	—	—	170,000
	$77,665,333	$35,176,261	$46	$112,841,640
Derivative financial instruments(a)
Assets
Futures Contracts	$4,598	$—	$—	$4,598
Liabilities
Futures Contracts	(6,778)	—	—	(6,778)
	$(2,180)	$—	$—	$(2,180)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company